GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Goodwill, beginning of year	$ 17,467	$ 17,748
Revaluation (foreign currency exchange differences)	(207)	$ (281)
Acquisition of Appfluent	13,720
Goodwill, end of year	$ 30,980	$ 17,467